Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) Property	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Property Segment Trademark	Sep. 30, 2023 USD ($) Segment	Dec. 31, 2023 USD ($) Segment Trademark	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 07, 2024 $ / shares	Aug. 06, 2024 $ / shares	Nov. 01, 2023 $ / shares
Summary Of Significant Accounting Policies [Line Items]
Payments to acquire intangible assets			$ 1,800,000		$ 0	$ 10,500,000	$ 21,500,000
Business acquisition, transaction costs	$ 38,000	$ 76,000	$ 121,000	$ 118,000	200,000	900,000	900,000
Number of properties severely flooded | Property	1		1
Impairment losses of real property assets recognized					0	0	0
Indefinite lived trademark	$ 15,700,000		$ 15,700,000		15,770,588	15,911,765
Intangible assets, net of accumulated amortization	2,587,000		2,587,000		1,170,100	15,553,303
Allowance for doubtful accounts	1,000,000		1,000,000		900,000	700,000
Gross amounts of lease intangibles	82,100,000		82,100,000		80,700,000	88,500,000
Accumulated amortization	$ 79,500,000		$ 79,500,000		$ 79,500,000	72,900,000
Maximum annual contributions per employee, percentage			100.00%		100.00%
Investment, Type [Extensible Enumeration]	Real Estate Investment	Real Estate Investment	Real Estate Investment	Real Estate Investment
Gains (losses) on exchange rate changes in equity investments recorded in other income (expense)	$ 200,000	$ 3,800,000	$ 1,500,000	$ 700,000	$ 200,000	9,600,000
Minimum percentage of ordinary taxable income to be distributed to stockholders			90.00%		90.00%
Employer matching contributions, amount					$ 500,000	500,000
Employer matching contribution, percent			100.00%		100.00%
Employer matching contribution, percent of match			4.00%		4.00%
Number of reportable business segments | Segment			2	2	2
Rental Income | Geographic Concentration Risk | Florida
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1			22.00%		23.00%
Rental Income | Geographic Concentration Risk | California
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1			20.00%		20.00%
Rental Income | Geographic Concentration Risk | Greater Toronto Area of Canada
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1			10.00%		10.00%
Class T Common stock
Summary Of Significant Accounting Policies [Line Items]
Monthly stockholder servicing fee accrual description					accrued daily in an amount equal to 1/365th of 1% of the purchase price per share
Revolving Credit Facility
Summary Of Significant Accounting Policies [Line Items]
Debt issuance cost, gross	9,300,000		$ 9,300,000		$ 4,500,000	4,500,000
Accumulated amortization of debt issuance costs	1,800,000		1,800,000		4,100,000	2,400,000
Non Revolving Debt
Summary Of Significant Accounting Policies [Line Items]
Debt issuance cost, gross	6,000,000		6,000,000		7,700,000	7,000,000
Accumulated amortization of debt issuance costs	2,700,000		2,700,000		3,400,000	2,500,000
Self Storage
Summary Of Significant Accounting Policies [Line Items]
Total estimated future amortization expense of intangible assets, year 2024	300,000		300,000		200,000
Total estimated future amortization expense of intangible assets, year 2025	1,200,000		1,200,000		100,000
Total estimated future amortization expense of intangible assets, year 2026	200,000		200,000		100,000
Total estimated future amortization expense of intangible assets, year 2027	100,000		100,000		100,000
Total estimated future amortization expense of intangible assets, year 2028	100,000		100,000		100,000
Total estimated future amortization expense of intangible assets, thereafter	600,000		600,000		600,000
Intangible assets, net of accumulated amortization	2,600,000		$ 2,600,000		$ 1,200,000
Weighted-average amortization period on remaining intangible assets			3 years 2 months 12 days		5 years 9 months 18 days
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			3 years		3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			5 years		5 years
Strategic Storage Trademark
Summary Of Significant Accounting Policies [Line Items]
Trademarks acquired amount					$ 71,000	211,000
Indefinite lived trademark	15,700,000		$ 15,700,000		15,700,000	15,700,000
Total estimated future amortization expense of intangible assets, year 2024					$ 71,000
Self Administration Transaction
Summary Of Significant Accounting Policies [Line Items]
Number of trademarks acquired | Trademark			2		2
SST VI
Summary Of Significant Accounting Policies [Line Items]
Offering price | $ / shares								$ 10		$ 9.3
SST VI | Class A Common stock
Summary Of Significant Accounting Policies [Line Items]
Offering price | $ / shares								10		10
SST VI | Class C Common stock
Summary Of Significant Accounting Policies [Line Items]
Offering price | $ / shares								10
SST VI | Common Class Y and Z shares
Summary Of Significant Accounting Policies [Line Items]
Offering price | $ / shares								10
SST VI | Minimum | Class A Common stock
Summary Of Significant Accounting Policies [Line Items]
Offering price | $ / shares										10
SST VI | Maximum | Class A Common stock
Summary Of Significant Accounting Policies [Line Items]
Offering price | $ / shares								$ 10		$ 10
SST VI OP | Class C Common stock
Summary Of Significant Accounting Policies [Line Items]
Share Price | $ / shares									$ 9.3
Pacific Oak Holding Group
Summary Of Significant Accounting Policies [Line Items]
Variable interest entity non-voting ownership percentage			17.50%		10.00%
Operating Expense
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	1,300,000	1,200,000	$ 4,000,000	$ 3,600,000	$ 4,800,000	4,400,000	3,700,000
General and Administrative Expense
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	$ 700,000	$ 500,000	$ 1,700,000	$ 1,600,000	$ 2,200,000	$ 1,300,000	$ 700,000